Expected credit loss measurement (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Assets [Line Item]
Disclosure Of Credit Loss Expense Recovery Explanatory

Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3 Purchased Total
For the year ended 31.12.23
Global Wealth Management 108 27 13 147
Personal & Corporate Banking 290 183 27 501
Asset Management 1 (1) 0 0
Investment Bank 110 78 2 190
Non-core and Legacy 78 91 25 193
Group Items 1 5 0 0 6
Total 593 378 67 1,037
For the year ended 31.12.22
Global Wealth Management (5) 5 0
Personal & Corporate Banking 27 12 39
Asset Management 0 0 0
Investment Bank 6 (18) (12)
Non-core and Legacy 0 2 2
Group Items
1
1 0 1
Total 29 0 29
For the year ended 31.12.21
Global Wealth Management (28) (1) (29)
Personal & Corporate Banking (62) (24) (86)
Asset Management 0 1 1
Investment Bank (34) 0 (34)
Non-core and Legacy 0 0

0
Group Items
1
0 0 0
Total (123) (25) (148)
1 Starting with the third quarter of 2023, Non-core and Legacy became a separate reportable segment and Group Functions has been renamed Group Items. Prior periods have been restated to reflect these changes.

Disclosure Of Key Macro Economic Scenario Weights Explanatory

Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.23 31.12.22
Asset price inflation 0.0 0.0
Baseline 60.0 60.0
Mild debt crisis 15.0 0.0
Stagflationary geopolitical crisis 25.0 25.0
Global crisis 0.0 15.0

Disclosure Of Key Macro Economic Variables Explanatory

Scenario assumptions One year Three years cumulative
31.12.23
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Real GDP growth (% change)
United States 4.0 0.1 (1.6) (4.8) 9.1 4.4 0.6 (4.4)
Eurozone 3.0 0.5 (1.7) (5.6) 6.2 2.9 (0.1) (5.7)
Switzerland 3.0 1.4 (1.2) (4.8) 6.6 4.4 0.3 (4.9)
Consumer price index (% change)
United States 2.5 2.3 (0.1) 10.0 8.1 7.1 2.3 15.8
Eurozone 2.3 2.0 (0.2) 9.6 7.4 6.1 1.8 14.8
Switzerland 2.1 1.5 (0.4) 5.8 6.2 4.3 0.8 10.7
Unemployment rate (end-of-period level, %)
United States 3.0 4.4 6.3 9.2 3.0 4.4 7.7 11.8
Eurozone 6.0 6.9 8.2 10.6 6.0 6.8 9.0 11.8
Switzerland 1.6 2.3 2.9 4.1 1.5 2.3 3.8 5.0
Fixed income: 10-year government bonds (change in yields, basis points)
USD 13 (82) (215) 270 37 (78) (155) 245
EUR 20 (90) (185) 225 58 (78) (140) 195
CHF 25 (41) (73) 195 63 (34) (28) 180
Equity indices (% change)
S&P 500 20.0 15.3 (26.6) (51.5) 51.7 28.1 (12.2) (45.6)
EuroStoxx 50 20.0 12.0 (26.4) (51.6) 46.6 22.9 (16.6) (47.2)
SPI 15.0 4.6 (24.5) (51.6) 39.2 15.9 (11.2) (47.2)
Swiss real estate (% change)
Single-Family Homes 6.6 (1.5) (4.4) (18.5) 14.0 0.8 (3.0) (28.6)
Other real estate (% change)
United States (S&P / Case–Shiller) 8.1 0.6 (8.6) (20.0) 19.7 5.8 (5.2) (30.2)
Eurozone (House Price Index) 7.0 0.6 (5.9) (8.4) 15.4 6.4 (5.2) (12.9)

Scenario assumptions One year Three years cumulative
31.12.22
Asset price
inflation Baseline
Stagflationary
geopolitical
crisis
Global
crisis
Asset price
inflation Baseline
Stagflationary
geopolitical
crisis
Global
crisis
Real GDP growth (% change)
United States 4.0 (0.3) (4.8) (6.4) 9.1 3.2 (4.4) (1.8)
Eurozone 3.0 0.6 (5.6) (8.5) 6.2 2.5 (5.7) (8.3)
Switzerland 3.0 0.7 (4.8) (6.7) 6.6 3.5 (4.9) (3.7)
Consumer price index (% change)
United States 2.5 2.6 10.0 (0.5) 8.1 6.5 15.8 1.2
Eurozone 2.3 5.0 9.6 (0.7) 7.4 9.6 14.8 (0.7)
Switzerland 2.1 1.6 5.8 (1.8) 6.2 3.9 10.7 (1.6)
Unemployment rate (end-of-period level, %)
United States 3.0 3.9 9.2 10.0 3.0 5.3 11.8 9.4
Eurozone 6.0 7.0 10.9 11.9 6.0 7.1 12.2 13.0
Switzerland 1.7 2.3 4.3 4.4 1.5 2.6 5.1 4.9
Fixed income: 10-year government bonds (change in yields, basis points)
USD 25 (6) 235 (326) 70 (13) 205 (291)
EUR 20 48 250 (271) 58 45 220 (247)
CHF 25 46 220 (210) 63 57 205 (160)
Equity indices (% change)
S&P 500 20.0 7.4 (51.5) (50.0) 51.7 22.8 (45.6) (27.9)
EuroStoxx 50 17.0 17.2 (51.6) (50.0) 42.9 29.2 (47.2) (39.3)
SPI 14.0 5.6 (51.6) (46.0) 37.9 19.3 (47.2) (32.9)
Swiss real estate (% change)
Single-Family Homes 6.6 1.1 (16.7) (19.9) 14.0 2.3 (32.9) (23.9)
Other real estate (% change)
United States (S&P / Case–Shiller) 7.8 (4.5) (12.8) (19.3) 19.1 (0.6) (35.8) (32.7)
Eurozone (House Price Index) 7.0 (2.7) (8.4) (8.9) 15.4 2.0 (14.7) (17.5)

Disclosure Of Credit Risk Exposure Movement Explanatory

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3 PCI
Balance as of 31 December 2022 (1,091) (259) (267) (564) 0
Acquisition of Credit Suisse AG portfolios (541) (541) 0 0 0
Net movement from new and derecognized transactions
1
14 (2) 9 7 0
of which: Private clients with mortgages (4) (7) 3 0 0
of which: Real estate financing 1 (2) 3 0 0
of which: Large corporate clients 18 8 3 7 0
of which: SME clients (2) (2) 0 0 0
of which: Other 1 1 0 0 0

of which: Financial intermediaries and hedge funds
(1) (1) 0 0 0

of which: Loans to financial advisors
0 0 0 0 0
Remeasurements with stage transfers
2
(507) 42 (149) (400) 0
of which: Private clients with mortgages (12) 2 (3) (12) 0
of which: Real estate financing (35) 8 (27) (16) 0
of which: Large corporate clients (223) 17 (21) (220) 0
of which: SME clients (167) 6 (59) (115) 0
of which: Other (69) 8 (39) (38) 0

of which: Financial intermediaries and hedge funds
1 0 0 0 0

of which: Loans to financial advisors
1 2 (1) 0 0
Remeasurements without stage transfers
3
17 58 12 14 (67)
of which: Private clients with mortgages 3 1 16 (3) (11)
of which: Real estate financing (1) 5 3 (1) (9)
of which: Large corporate clients (42) (18) (1) (8) (16)
of which: SME clients 65 31 1 44 (11)
of which: Other (7) 39 (8) (18) (20)

of which: Sovereign
(37) 0 (15) 0 (22)

of which: Loans to financial advisors
(7) 1 0 (8) 0
Model changes
4
(22) (14) (8) 0 0
Movements with profit or loss impact
5
(1,037) (457) (136) (378) (67)
Movements without profit or loss impact (write-off, FX and other)
6
(132) 17 (13) (50) (86)
Balance as of 31 December 2023 (2,261) (700) (416) (993) (153)
1 Represents the

increase and decrease

in allowances and

provisions resulting from

financial instruments (including

guarantees and facilities)

that were newly

originated, purchased or

renewed and from

the final
derecognition of loans

or facilities on

their maturity

date or earlier.

2 Represents the

remeasurement between 12-month

and lifetime ECL

due to stage

transfers.

3 Represents the

change in allowances

and
provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances and

provisions resulting from write-offs of the ECL allowance

against the gross carrying amount when all or

part of a financial asset is deemed
uncollectible or forgiven and movements in foreign exchange rates.

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2021 (1,165) (282) (220) (662)
Net movement from new and derecognized transactions
1
(7) (21) 16 (2)
of which: Private clients with mortgages (6) (6) 0 0
of which: Real estate financing (3) (5) 2 0
of which: Large corporate clients 8 (1) 11 (2)
of which: SME clients (1) (1) 0 0
of which: Other (6) (8) 3 0

of which: Financial intermediaries and hedge funds
0 (2) 2 0

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(65) 20 (39) (46)
of which: Private clients with mortgages (10) 3 (12) 0
of which: Real estate financing 7 (1) 8 0
of which: Large corporate clients (33) 16 (28) (21)
of which: SME clients (23) 2 (2) (22)
of which: Other (6) 1 (4) (3)

of which: Financial intermediaries and hedge funds
0 0 0 0

of which: Loans to financial advisors
1 2 (1) 0
Remeasurements without stage transfers
3
13 (8) (27) 48
of which: Private clients with mortgages (12) 5 (18) 1
of which: Real estate financing 13 3 10 0
of which: Large corporate clients 32 (11) 2 41
of which: SME clients (6) (10) (9) 14
of which: Other (15) 5 (12) (8)

of which: Sovereigns
(8) 0 (8) 0

of which: Loans to financial advisors
(3) 3 (1) (6)
Model changes
4
30 29 1 0
Movements with profit or loss impact
5
(29) 20 (49) 0
Movements without profit or loss impact (write-off, FX and other)
6
104 3 1 99
Balance as of 31 December 2022 (1,091) (259) (267) (564)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees and

facilities) that were

newly originated, purchased

or renewed and

from the final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward-looking

macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances

and provisions resulting from write-offs

of the ECL allowance against

the gross carrying amount when all

or part of a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.

Disclosure Of Credit Risk Exposure Categories Explanatory

ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions as of 31 December

2023 – classification by trigger
USD m Stage 2
of which:
PD layer
of which:
watch list
of which:
≥30 days
past due
On- and off-balance sheet (416) (221) (123) (71)
of which: Private clients with mortgages (97) (69) (5) (22)
of which: Real estate financing (35) (23) (2) (10)
of which: Large corporate clients (133) (54) (77) (2)
of which: SME clients (60) (27) (24) (10)
of which: Lombard (11) 0 (11) 0
of which: Financial intermediaries and hedge funds (5) (4) 0 (1)
of which: Loans to financial advisors (1) 0 0 (1)
of which: Credit cards (13) 0 0 (13)
of which: Consumer financing (19) (9) 0 (11)
of which: Commodity trade finance (1) 0 (1) 0
of which: Other (40) (36) (4) (1)

Disclosure Of Maximum Exposure To Credit Risk Explanatory

Maximum exposure to credit risk
31.12.23
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity
and debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 314.1 314.1
Amounts due from banks
4
21.2 0.0 0.2 0.2 0.3 20.5
Receivables from securities financing transactions
measured at amortized cost
99.0 0.0 95.6 2.8 0.7
Cash collateral receivables on derivative instruments
5,6
50.1 32.9 17.2
Loans and advances to customers 639.8 40.2 131.9 372.9 38.9 0.0 11.9 44.1
Other financial assets measured at amortized cost 65.5 0.1 0.8 0.1 5.7 58.8
Total financial assets measured at amortized cost 1,189.8 40.4 228.5 373.0 47.5 32.9 0.0 12.1 455.4
Financial assets measured at fair value
through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk
reflected on the balance sheet within the scope of ECL 1,192.0 40.4 228.5 373.0 47.5 32.9 0.0 12.1 457.6
of which: Credit Suisse
7
443.4 12.7 51.6 150.2 18.4 10.1 0.0 9.3 191.1
Guarantees
8
46.1 2.9 21.4 0.3 3.4 0.1 4.6 13.3
Irrevocable loan commitments 91.5 0.5 3.2 2.2 17.1 0.4 5.9 62.3
Forward starting reverse repurchase and securities
borrowing agreements 18.4 18.4 0.0
Committed unconditionally revocable credit lines 163.2 20.3 58.5 17.6 6.2 4.4 56.2
Total maximum exposure to credit risk not
reflected on the balance sheet within the scope of ECL 319.2 23.7 101.6 20.1 26.6 0.0 0.5 14.8 131.8 of which: Credit Suisse
7
186.9 21.4 60.3 11.1 10.9 0.0 0.5 11.3 71.5
31.12.22
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity
and debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 169.4 169.4
Amounts due from banks
4
14.8 0.0 0.1 14.7
Receivables from securities financing transactions
measured at amortized cost
67.8 0.0 64.5 2.4 0.9
Cash collateral receivables on derivative instruments
5,6
35.0 22.9 12.1
Loans and advances to customers 387.2 33.6 115.9 197.8 19.6 3.0 17.3
Other financial assets measured at amortized cost 53.3 0.1 0.5 0.0 1.3 51.3
Total financial assets measured at amortized cost 727.6 33.7 181.0 197.9 23.4 22.9 0.0 3.0 265.8
Financial assets measured at fair value
through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk
reflected on the balance sheet within the scope of ECL
729.8 33.7 181.0 197.9 23.4 22.9 0.0 3.0 268.0
Guarantees
8
22.1 1.2 9.3 0.1 2.0 1.8 7.7
Irrevocable loan commitments 39.9 0.2 3.1 1.3 6.5 0.1 1.0 27.8
Forward starting reverse repurchase and securities
borrowing agreements 3.8 3.8 0.0
Committed unconditionally revocable credit lines 41.4 0.2 8.2 6.0 6.2 0.5 20.2
Total maximum exposure to credit risk not
reflected on the balance sheet within the scope of ECL 107.2 1.6 24.4 7.5 14.7 0.0 0.1 3.3 55.7
1 Of which: USD 3,824
m for 31 December 2023

(31 December 2022: USD
1,372
m) relates to total credit-impaired

financial assets measured at amortized

cost and USD
237
m for 31 December 2023

(31 December
2022: USD 113
m) to total off-balance sheet financial instruments and

credit lines for credit-impaired positions.

2 Collateral arrangements generally incorporate

a range of collateral, including cash, equity

and debt
instruments, real estate and other

collateral. For the purpose

of this disclosure, UBS applies

a risk-based approach that generally

prioritizes collateral according to its

liquidity profile. In the case

of loan facilities with
funded and unfunded elements, the collateral is first allocated to the funded element. Credit Suisse applies a risk-based approach that generally prioritizes real estate collateral and prioritizes other collateral according to its liquidity profile. In the case of loan facilities with funded and unfunded elements, the collateral is proportionally allocated.

3 Includes but is not limited to life insurance contracts, rights in respect of subscription or capital commitments from fund partners, leasing

items, mortgage loans, inventory,

gold and other commodities.

4 Amounts due from banks include amounts held

with third-party banks on behalf of clients.

The
credit risk associated with these balances may be borne by those clients.

5 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances

reflect amounts transferred

on behalf of

clients who retain

the associated credit

risk.

6 The amount shown

in the “Netting”

column represents the netting

potential not recognized

on the
balance sheet. Refer to Note 22 for more information.

7 Refer to Note 2 for more information about the

acquisition of the Credit Suisse Group.

8 Guarantees collateralized by equity and debt

instruments include
certain overnight repurchase

and reverse

repurchase transactions

where UBS

acts as

a sponsoring

member for

eligible clients

when clearing

through the

Fixed Income Clearing

Corporation (FICC).

As part

of this
arrangement, UBS guarantees

FICC for prompt and

full payment and performance

of the clients‘ respective

obligations under the

FICC rules. The

Group minimizes its liability

under these guarantees

by obtaining a
security interest in the cash or high-quality securities collateral that the clients place with the clearing house; therefore,

the risk of loss is expected to be remote.

Disclosure Of Internal Credit Exposures Explanatory

Financial assets subject to credit risk by rating

category
USD m 31.12.23
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 251,462 61,936 627 0 43 128 314,197 (48) 314,148 of which: stage 1 251,462 61,936 627 0 0 0 314,025 0 314,025 of which: stage 2 0 0 0 0 43 0 43 (26) 18
of which: PCI 0 0 0 0 0 128 128 (22) 106
Amounts due from banks 1,081 15,454 2,215 1,589 792 43 21,174 (12) 21,161 of which: stage 1 1,081 15,453 2,210 1,589 780 0 21,113 (6) 21,107 of which: stage 2 0 0 5 0 12 0 18 (1) 17
of which: PCI 0 0 0 0 0 43 43 (5) 38
Receivables from securities financing transactions 45,838 30,171 6,397 15,544 1,091 0 99,041 (2) 99,039
of which: stage 1 45,838 30,171 6,397 15,544 1,091 0 99,041 (2) 99,039
Cash collateral receivables on derivative instruments 8,009 30,334 6,425 5,117 198 0 50,082 0 50,082 of which: stage 1 8,009 30,334 6,425 5,117 198 0 50,082 0 50,082
Loans and advances to customers 6,428 288,117 180,889 119,191 41,557 5,360 641,542 (1,698) 639,844
of which: stage 1 6,428 286,683 178,059 109,996 30,276 0 611,443 (423) 611,019
of which: stage 2 0 1,428 2,829 9,171 11,269 0 24,697 (289) 24,408 of which: stage 3 0 0 0 0 0 3,731 3,731 (862) 2,869
of which: PCI 0 6 0 24 12 1,629 1,671 (123) 1,548
Other financial assets measured at amortized cost 25,755 25,875 2,875 9,662 1,163 318 65,648 (151) 65,498 of which: stage 1 25,755 25,788 2,854 9,113 841 1 64,352 (41) 64,311 of which: stage 2 0 87 21 548 321 0 978 (10) 968
of which: stage 3 0 0 0 0 0 253 253 (94) 158
of which: PCI 0 0 0 0 1 64 66 (5) 61
Total financial assets measured at amortized cost 338,572 451,886 199,428 151,103 44,844 5,849 1,191,683 (1,911) 1,189,773
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,222 850 0 161 0 0 2,233 0 2,233
Total on-balance sheet financial instruments 339,794 452,736 199,428 151,264 44,844 5,849 1,193,916 (1,911) 1,192,006
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Financial assets subject to credit risk by rating

category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 168,525 877 0 0 56 0 169,457 (12) 169,445 of which: stage 1 168,525 877 0 0 0 0 169,402 0 169,402
of which: stage 2 0 0 0 0 56 0 56 (12) 44
Amounts due from banks 862 12,257 860 440 379 0 14,798 (6) 14,792 of which: stage 1 862 12,257 860 440 378 0 14,797 (5) 14,792 of which: stage 2 0 0 0 0 1 0 1 (1) 1
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities financing transactions
measured at amortized cost 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814 of which: stage 1 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814
Cash collateral receivables on derivative instruments 10,613 12,977 7,138 4,157 147 0 35,033 0 35,032 of which: stage 1 10,613 12,977 7,138 4,157 147 0 35,033 0 35,032
Loans and advances to customers 6,491 214,473 68,356 74,732 21,939 2,012 388,003 (783) 387,220
of which: stage 1 6,491 212,980 66,114 68,034 16,605 0 370,224 (129) 370,095
of which: stage 2 0 1,493 2,242 6,698 5,334 0 15,767 (180) 15,587 of which: stage 3 0 0 0 0 0 2,012 2,012 (474) 1,538
Other financial assets measured at amortized cost 29,011 16,632 447 6,600 450 210 53,350 (86) 53,264 of which: stage 1 29,011 16,630 427 6,317 336 0 52,721 (17) 52,704 of which: stage 2 0 2 20 283 114 0 419 (6) 413
of which: stage 3 0 0 0 0 0 210 210 (63) 147
Total financial assets measured at amortized cost 242,660 273,076 85,671 101,136 23,693 2,222 728,457 (889) 727,568
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,307 840 0 92 0 0 2,239 0 2,239
Total on-balance sheet financial instruments 243,966 273,916 85,671 101,228 23,693 2,222 730,696 (889) 729,807
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.23
Rating category 1 0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount
(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees 17,805 10,961 9,421 5,916 1,882 207 46,191 (73)
of which: stage 1 17,805 10,922 9,310 5,054 1,398 0 44,487 (28)
of which: stage 2 0 39 111 861 484 0 1,495 (22)
of which: stage 3 0 0 0 0 0 151 151 (23)
of which: PCI 0 0 0 1 1 56 58 0
Irrevocable loan commitments 1,722 31,936 24,050 19,661 14,006 266 91,643 (178)
of which: stage 1 1,722 31,936 23,989 19,079 10,354 0 87,080 (117)
of which: stage 2 0 0 62 583 3,652 0 4,297 (51)
of which: stage 3 0 0 0 0 0 218 218 (14)
of which: PCI 0 0 0 0 0 48 48 4
Forward starting reverse repurchase and securities borrowing agreements 10,152 2 84 8,206 0 0 18,444 0
Total off-balance sheet financial instruments 29,679 42,899 33,554 33,783 15,888 473 156,278 (251)
Credit lines
Committed unconditionally revocable credit lines 2,659 108,395 28,669 17,739 5,648 146 163,256 (95)
of which: stage 1 2,659 107,992 28,188 16,921 4,696 0 160,456 (78)
of which: stage 2 0 403 481 818 952 0 2,654 (17)
of which: stage 3 0 0 0 0 0 146 146 0
Irrevocable committed prolongation of existing loans 4 1,803 1,045 1,251 501 4 4,608 (4)
of which: stage 1 4 1,803 1,045 1,249 493 0 4,593 (4)
of which: stage 2 0 0 0 2 9 0 11 0
of which: stage 3 0 0 0 0 0 4 4 0
Total credit lines 2,663 110,197 29,714 18,990 6,149 150 167,864 (99)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees 7,252 5,961 4,772 3,049 1,025 108 22,167 (48)
of which: stage 1 7,252 5,917 3,812 2,229 596 0 19,805 (13)
of which: stage 2 0 44 960 821 429 0 2,254 (9)
of which: stage 3 0 0 0 0 0 108 108 (26)
Irrevocable loan commitments 1,770 14,912 6,986 10,097 6,107 124 39,996 (111)
of which: stage 1 1,770 14,789 6,818 9,625 4,529 0 37,531 (59)
of which: stage 2 0 123 168 472 1,578 0 2,341 (52)
of which: stage 3 0 0 0 0 0 124 124 0
Forward starting reverse repurchase and securities borrowing agreements 2,781 2 11 1,007 0 0 3,801 0
Total off-balance sheet financial instruments 11,803 20,874 11,769 14,153 7,132 233 65,964 (159)
Credit lines
Committed unconditionally revocable credit lines 2,288 15,918 9,247 10,162 3,739 36 41,390 (40)
of which: stage 1 2,288 15,213 8,960 9,631 3,429 0 39,521 (32)
of which: stage 2 0 705 287 531 310 0 1,833 (8)
of which: stage 3 0 0 0 0 0 36 36 0
Irrevocable committed prolongation of existing loans 7 1,939 1,489 868 392 2 4,696 (2)
of which: stage 1 7 1,938 1,411 864 380 0 4,600 (2)
of which: stage 2 0 1 78 4 11 0 94 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,295 17,857 10,736 11,030 4,131 37 46,086 (42)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Scenario Sensitivity Analysis Calculation Change Explanatory

Potential effect on stage 1 and stage 2 positions

from changing key parameters as of 31 December

2023
USD m 100% Baseline
100%
Stagflationary
geopolitical crisis
100% Mild debt
crisis Weighted average
Change in key parameters
Fixed income: Government bonds (absolute change)
–0.50% (7) (164) (7) (21)
+0.50% 8 186 10 25
+1.00% 17 396 23 59
Unemployment rate (absolute change)
–1.00% (6) (144) (8) (22)
–0.50% (3) (77) (4) (12)
+0.50% 3 90 4 14
+1.00% 7 189 8 28
Real GDP growth (relative change)
–2.00% 49 84 73 58
–1.00% 25 40 36 30
+1.00% (20) (37) (35) (26)
+2.00% (39) (71) (63) (50)
House Price Index (relative change)
–5.00% 17 249 25 53
–2.50% 8 120 12 24
+2.50% (7) (105) (9) (20)
+5.00% (11) (204) (19) (38)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00% 4 10 8 6
–5.00% 2 5 3 2
+5.00% (2) (5) (3) (2)
+10.00% (3) (8) (5) (4)

Scenario Sensitivity Analysis Explanatory

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2023
Actual ECL allowances
and provisions,
including staging (as
per Note 10)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions, assuming
all positions being
subject to lifetime ECL
Scenarios Weighted average 100% Baseline
100% Stagflationary
geopolitical crisis 100% Mild debt crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (161) (66) (816) (81) (409)
Real estate financing (88) (53) (293) (49) (196)
Large corporate clients (368) (282) (533) (419) (645)
SME clients (188) (158) (274) (226) (296)
Ship financing (48) (46) (50) (49) (125)
Consumer financing / credit cards (74) (71) (81) (75) (186)
Other segments (189) (157) (269) (197) (368)
Total (1,115) (832) (2,317) (1,095) (2,225)

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2022
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL
Scenarios Weighted average 100% Baseline
100% Asset price
inflation
100%
Stagflationary
geopolitical crisis 100% Global crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (136) (25) (13) (523) (184) (473)
Real estate financing (43) (26) (22) (176) (30) (126)
Large corporate clients (136) (97) (84) (199) (174) (235)
SME clients (86) (67) (66) (162) (97) (153)
Other segments (125) (114) (111) (145) (153) (281)
Total (526) (329) (295) (1,204) (638) (1,267)